Organization and Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended		0 Months Ended
	Nov. 01, 2013	Jul. 31, 2013	Dec. 31, 2013 PromissoryNote subsidiary	Dec. 31, 2012	Jul. 31, 2013 Ironbound Partners Fund LLC [Member]	Jul. 31, 2013 Kitara/NYPG Merger Agreement [Member]	Jul. 01, 2013 Kitara/NYPG Merger Agreement [Member]	Jul. 31, 2013 Kitara/NYPG Merger Agreement [Member] Promissory Notes 1 [Member]	Jul. 31, 2013 Kitara/NYPG Merger Agreement [Member] Promissory Notes 2 [Member]	Dec. 03, 2013 Health Guru Media Merger Agreement [Member]
Organization and Description of Business (Textual)
Number of subsidiaries			3
Kitara/NYPG merger agreement, Description						On July 1, 2013, the Company consummated the transactions contemplated by the K/N Merger Agreement. At the close of the Mergers, (i) the Kitara Signing Holder, holder of all of the outstanding membership units of Kitara Media, received an aggregate of 20,000,000 shares of the Company's common stock and (ii) the NYPG Signing Holder, holder of all outstanding and issued shares of NYPG common stock, received (a) an aggregate of 10,000,000 shares of the Company's common stock and (b) two promissory notes (collectively, the "Closing Notes"), one in the amount of $100 being due and payable on January 1, 2014, which was subsequently refinanced and is now due and payable on January 1, 2015, and one in the amount of $200 being due and payable on January 1, 2023 to replace the existing advances from the NYPG Signing Holder to NYPG.
Number of promissory note			2
Due date of notes payable	Apr. 30, 2015		Jan. 01, 2023					Jan. 01, 2015	Jan. 01, 2023
Amount of working capital adjustment			$ 1,074	$ 0		$ 904
Interest rate on notes payable			1.00%				1.00%
Merger agreement conditions						Also on July 1, 2013, as a condition to closing the K/N Merger Agreement, certain stockholders of the Company contributed an aggregate of 25,813,075 shares of common stock to the Company for cancellation without the payment of any additional consideration.
Aggregate purchase price			2,000	0		2,000
Aggregate purchase price, Per share							$ 0.50
Conversion of outstanding promissory notes held by Ironbound			$ 300	$ 0		$ 300
Number of repurchased common stock from shareholder		381,950
Aggregate number of shares sold of common stock					4,000,000
Shares issued to Health Guru Media										18,000,000
Shares issued for private offering										2,000
Private offering price			$ 0.50							$ 0.50